Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)		3,347,305	3,347,305
Potential issuance of shares to employees under long-term incentive plan (in shares)		261,803	224,063
Loss attributable to Atlantica		$ (5,392)	$ (10,990)
Average number of ordinary shares outstanding - basic (in shares)		116,159,000	116,140,000
Average number of ordinary shares outstanding - diluted (in shares)		119,768,000	119,712,000
Earnings per share for the period - basic (in dollars per share)		$ (0.05)	$ (0.09)
Earnings per share for the period - diluted (in dollars per share)	[1],[2]	$ (0.05)	$ (0.09)

[1]	Antidilutive effect applied, where applicable (see Note 22)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the three-month periods ended March 31, 2024, and 2023, as they have an antidilutive effect.